Commitments and Contingencies - Schedule of Fixed and Determinable Portion of Obligation under Purchase Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Purchase Obligation, Fiscal Year Maturity [Abstract]
2015	$ 1,299
2016	1,292
2017	1,421
2018	1,214
2019	1,239
Thereafter	1,205
Total	$ 7,670